Income Taxes - Additional Information (Detail) - USD ($)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes Disclosure [Line Items]
Federal statutory income tax rate, percent			21.00%	34.00%
Percentage of net operating loss carryforwards			80.00%
Tax cuts and jobs act of 2017 change in tax rate income tax expense benefit	$ 0
Valuation allowance		$ 40,221,000	$ 15,395,000
Operating loss carryforwards, limitations on use		$14.0 million will begin to expire in 2036 and $113.0 million can be carried forward indefinitely.
Operating loss carryforward expiration in two thousand thirty six		$ 14,000,000
Operating loss carryforward indefinitely		113,000,000
Uncertain tax positions		0
Penalties and interest accrued		0
Federal
Income Taxes Disclosure [Line Items]
Operating loss carryforwards		$ 127,000,000
Operating loss carryforwards, expiration date		Dec. 31, 2036
Federal | Research Credits
Income Taxes Disclosure [Line Items]
Tax credit carryforward, amount		$ 3,800,000	900,000
Tax credit carryforward, expiration date		Dec. 31, 2037
State
Income Taxes Disclosure [Line Items]
Operating loss carryforwards		$ 130,800,000
Operating loss carryforwards, expiration date		Dec. 31, 2036
State | Research Credits
Income Taxes Disclosure [Line Items]
Tax credit carryforward, amount		$ 500,000	$ 200,000
Tax credit carryforward, expiration date		Dec. 31, 2032